Summary of Significant Accounting Policies Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of Impact of ASU 606 Adoption
As a result, the following financial statement line items for 2017, 2016 and 2015 were affected:
Consolidated Statement of Operations

	For the year ended December 31, 2017 (in thousands)
	As adjusted under Topic 606	As originally reported	Effect of change
Revenue from services	$782,710	$889,076	$(106,366)
Revenue from transfer of intellectual property and other	75,537	70,668	4,869
Selling, general and administrative	414,628	520,994	(106,366)
Research and development	126,435	125,186	1,249

	For the year ended December 31, 2016 (in thousands)
	As adjusted under Topic 606	As originally reported	Effect of change
Revenue from services	$928,572	$1,012,129	$(83,557)
Revenue from transfer of intellectual property and other	105,455	126,065	(20,610)
Selling, general and administrative	407,331	490,888	(83,557)
Research and development	113,871	111,205	2,666

	For the year ended December 31, 2015 (in thousands)
	As adjusted under Topic 606	As originally reported	Effect of change
Revenue from services	$305,301	$329,739	$(24,438)
Revenue from transfer of intellectual property and other	62,070	81,853	(19,783)
Selling, general and administrative	172,138	196,576	(24,438)
Research and development	101,804	99,488	2,316
Consolidated Balance Sheet

	December 31, 2017 (in thousands)
	As adjusted under Topic 606	As originally reported	Effect of change
Other current assets and prepaid expenses	$42,513	$37,113	$5,400
Accrued expenses	225,796	215,102	10,694
Other long-term liabilities, principally contract liabilities, contingent consideration and line of credit	256,415	219,954	36,461
Accumulated deficit	(1,048,914)	(1,007,159)	(41,755)

	December 31, 2016 (in thousands)
	As adjusted under Topic 606	As originally reported	Effect of change
Accrued expenses	$174,679	$197,955	$(23,276)
Other long-term liabilities, principally contract liabilities, contingent consideration and line of credit	271,134	202,483	68,651
Accumulated deficit	(775,329)	(729,954)	(45,375)
Consolidated Statement of Cash Flows

	For the year ended December 31, 2017 (in thousands)
	As adjusted under Topic 606	As originally reported	Effect of change
Net loss	$(305,250)	$(308,870)	$3,620
Other current assets and prepaid expenses	4,771	10,171	(5,400)
Contract liabilities	(58,876)	(60,656)	1,780

	For the year ended December 31, 2016 (in thousands)
	As adjusted under Topic 606	As originally reported	Effect of change
Net loss	$(48,359)	$(25,083)	$(23,276)
Contract liabilities	(50,893)	(74,169)	23,276

	For the year ended December 31, 2015 (in thousands)
	As adjusted under Topic 606	As originally reported	Effect of change
Net loss	$(53,527)	$(31,428)	$(22,099)
Contract liabilities	249,770	227,671	22,099